UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Noesis Capital Management Corp
Address: 1801 Clint Moore Road
	 Suite 100
	 Boca Raton, FL  33487

Form 13F File Number: 028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nico Letschert
Title:	CEO
Phone:	561-999-9888

Signature, Place, and Date of Signing:

	Nico Letschert		Boca Raton, FL		07/23/12

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: $167,095 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




						FORM 13F INFORMATIONAL TABLE
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE	  SHRS/		SH/ PUT/ INV	OTHR	VOTNG AUTH
 						  (x$1000) PRN AMT	PRN CALL DISC	MGRS	SOLE SHR NONE
-------------		----------	------	  ------- -----		--- --- ---	---	---  --- ----
Aecom Technology Corp	COM		00766T100    314   19096	SH	Sole		18141 0   955
Allergan		COM		18490102    1266   13680	SH	Sole		12996 0   684
Alliance Data Systems	COM		18581108    1879   13920	SH	Sole		13224 0   696
Altria Group Inc	COM		02209S103   1759   50901	SH	Sole		48356 0  2545
Amdocs Limited		COM		G02602103   3326  111895	SH	Sole	       106300 0  5595
American Express Co	COM		25816109    5686   97677	SH	Sole		92793 0  4884
Apple Inc		COM		37833100    3044    5212	SH  	Sole		 4951 0   261
Aspen Ins Hdg Pfd 7.4	PFD/FXD IN	G05384139   1536   59775	SH	Sole		56786 0  2989
AT&T Corp.		COM		00206R102    421   11814	SH	Sole		11223 0   591
Autodesk Inc.		COM		52769106    2948   84255	SH	Sole		80042 0  4213
Avon Products Inc	COM		54303102     308   19000	SH	Sole		18050 0   950
BP Prudhoe Bay Rylty Tr	OTH ASST	55630107    1726   14805	SH	Sole		14065 0	  740
Baidu Com Inc Adr	COM		56752108     908    7901	SH	Sole		 7506 0   395
Bank of Amer Pfd 7%	PFD/FXD INC	55188205     693   27500	SH	Sole		26125 0  1375
Barclays Pfd 8.125%	PFD/FXD INC	06739H362    822   32390	SH	Sole		30771 0  1619
Barclays iPath MSCI Ind	ETF		06739F291   1144   22175	SH	Sole		21066 0  1109
Baxter International	COM		71813109    3707   69750	SH	Sole		66263 0  3487
BCE Inc			COM		05534B760    882   21415	SH	Sole		20344 0  1071
Berkshire Hathaway Cl A	COM		84670108     250       2	SH  	Sole		    2 0     0
Berkshire Hathaway Cl B	COM		84670702     384    4608	SH  	Sole		 4378 0   230
Blackrock MuniHldg FL I	ETF		09254P108    537   34800	SH	Sole		33060 0  1740
Bruker Corporation	COM		116794108    802   60290	SH	Sole		57276 0  3014
Canadian Nat'l Rlwy Co	COM		136375102   2939   34825	SH  	Sole		33084 0  1741
Carbo Ceramics		COM		140781105   1263   16455	SH  	Sole		15632 0   823
Caterpillar Inc.	COM		149123101   4510   53115	SH	Sole		50459 0  2656
Cisco Sys Inc		COM		17275R102   3343  194722	SH	Sole	       184986 0  9736
Coca Cola Co		COM		191216100    770    9846	SH	Sole		 9354 0   492
Companhia de Bebds ADR	COM		20441W203   1676   43717	SH	Sole		41531 0  2186
Cummins Inc		COM		231021106   1122   11580	SH	Sole		11001 0   579
Darden Restaurants	COM		237194105   1144   22590	SH	Sole		21461 0  1129
DNP Select Income Fund	ETF		23325P104    746   67090	SH	Sole		63736 0  3354
Du Pont EI De Nemour	COM		263534109    937   18530	SH	Sole		17604 0   926
East West Bancorp	COM		27579R104   4748  202395	SH	None	       192275 0 10120
Ecolab Inc.		COM		278865100   3322   48470	SH	Sole		46047 0  2423
Emc Corp-Mass		COM		268648102    761   29680	SH	Sole		28196 0  1484
Energy Slct Sector SPDR	ETF		81369Y506   1853   27915	SH	Sole		26519 0  1396
Energy Transfer Prtnrs	LP		29273R109    638   14440	SH	Sole		13718 0   722
Enterprise Prdcts Prtn	LP		293792107    847   16537	SH	Sole		15710 0   827
Exelon Corporation	COM		30161N101    660   17549	SH	Sole		16672 0	  877
Express Scripts Hldg	COM		302182100   1375   24623	SH	Sole		23392 0  1231
Exxon Mobil		COM		30231G102    418    4889	SH	Sole		 4645 0   244
Flaherty & Crumrine Pfd	ETF		338480106   1049   73900	SH	Sole		70205 0  3695
Fluor Corporation	COM		343412102   2223   45060	SH	Sole		42807 0  2253
Gartner Inc		COM		366651107   1005   23350	SH	Sole		22183 0  1167
General Electric	COM		369604103    870   41764	SH	Sole		39676 0  2088
Genuine Parts		COM		372460105   1608   26690	SH	Sole		25356 0  1334
Gilead Sciences Inc	COM		375558103    452    8815	SH	Sole		 8374 0   441
Google Inc.		COM		38259P508   4023    6935	SH	Sole		 6588 0   347
Home Depot		COM		437076102    204    3849	SH	Sole		 3657 0   192
Honda Motor Co-ADR	COM		438128308   4304  124190	SH	Sole	       117981 0  6209
HSBC Hldgs PLC-ADR	COM		404280406   5700  129171	SH	Sole	       122712 0  6459
HSBC Hldgs Pfd 6.2%	PFD/FXD INC	404280604   1492   59500	SH	Sole		56525 0  2975
Illinois Tool Works Inc	COM		452308109    388    7345	SH	Sole		 6978 0   367
Internatl Bus Machines	COM		459200101   1781    9105	SH	Sole		 8650 0   455
iShares H-Yld Crp	ETF		464288513   2825   30945	SH	Sole		29398 0  1547
iShares MSCI Japan	ETF		464286848   1334  141720	SH	Sole	       134634 0  7086
iShares MSCI Taiwan	ETF		464286731   1885  154125	SH	Sole	       146419 0  7706
iShares S&P US Pfd Indx	ETF		464288687    219    5620	SH	Sole		 5339 0   281
iShares Silver Trust	ETF		46428Q109    946   35485	SH	Sole		33711 0	 1774
Johnson & Johnson	COM		478160104    439    6492	SH	Sole		 6167 0	  325
JPMorgan Chase & Co	COM		46625H100   6051  169358	SH	Sole	       160890 0	 8468
JPMorgan Chase 7.2%	PFD/FXD INC	06423W204    203    7825	SH	Sole		 7434 0	  391
Kayne Anderson MLP	ETF		486606106   1990   64665	SH	Sole		61432 0	 3233
Kinder Morgan Energy 	LP		494550106    216    2743	SH	Sole		 2606 0	  137
Liberty Media 8.75%	PFD/FXD INC	740434808    796   30750	SH	Sole		29213 0	 1537
Lowes Companies Inc.	COM		548661107   2353   82738	SH	Sole		78601 0	 4137
Magellan Midstream Prns	COM		559080106   1222   17300	SH	Sole		16435 0	  865
Medtronic Inc.		COM		585055106   1323   34160	SH	Sole		32452 0	 1708
Merck & Co Inc		COM		58933Y105    478   11440	SH	Sole		10868 0	  572
Microchip Technlgy Inc	COM		595017104   1148   34699	SH	Sole		32964 0	 1735
Micros Systems Inc	COM		594901100    856   16728	SH	Sole		15892 0	  836
Nike Inc.		COM		654106103   3078   35062	SH	Sole		33309 0	 1753
Norfolk Southern Corp	COM		655844108    419    5835	SH	Sole		 5543 0	  292
Nuveen Multi-Strt In&Gw	ETF		67073B106    669   74075	SH	Sole		70371 0	 3704
Omnicomm Sys Inc	COM		68212U104    433 7213882	SH	Sole	      6853188 0 360694
Oracle Corporation 	COM		68389X105    298   10021	SH	Sole		 9520 0	  501
PepsiCo Inc.		COM		713448108   3565   50455	SH	Sole		47932 0	 2523
Pfizer Inc		COM		717081103    649   28201	SH	Sole		26791 0	 1410
Philip Morris		COM		718172109    203    2332	SH	Sole		 2215 0	  117
Potash Corp.		COM		73755L107   3001   68695	SH	Sole		65260 0	 3435
Praxair Inc		COM		74005P104   3658   33640	SH	Sole		31958 0	 1682
Priceline.com		COM		741503403   1785    2686	SH	Sole		 2552 0	  134
Procter & Gamble Co	COM		742718109    463    7554	SH	Sole		 7176 0	  378
S&P500 Indx Fund SPDRs	ETF		78462F103    260    1912	SH	Sole		 1816 0	   96
Sally Beauty Holding	COM		79546E104   2363   91800	SH	Sole	        87210 0  4590
SPDR Gold Trust		OTHER ASSETS	78463V107   1801   11604	SH	Sole		11024 0   580
SPDR S&P Intl Small Cap	ETF		78463X871   2690  104235	SH	Sole		99023 0  5212
Staples Inc.		COM		855030102   4415  338330	SH	Sole	       321414 0 16916
Stryker Corporation	COM		863667101   4924   89360	SH	Sole		84892 0  4468
Suntech Power - ADR	COM		86800C104    230  122540	SH	Sole	       116413 0  6127
Taitron Compnts Inc	COM		874028103    731  753890	SH	Sole	       716196 0 37694
TJX Cos Inc		COM		872540109   1778   41420	SH	Sole		39349 0  2071
Tupperware Corporation	COM		899896104    407    7430	SH	Sole		 7059 0	  371
United Parcel Service	COM		911312106   4316   54802	SH	Sole		52062 0  2740
Verizon Communications	COM		92343V104    234    5258	SH	Sole		 4995 0   263
Walt Disney Company	COM		254687106   6548  135002	SH	Sole	       128252 0  6750
WD-40 Company		COM		929236107    845   16966	SH	Sole		16118 0   848
Wells Fargo 7.875%	PFD/FXD INC	94985V202    261   10075	SH	Sole		 9571 0   504
Wisdom Tree India Earn	ETF		97717W422    274   15895	SH	Sole		15100 0   795